Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,465	¥ 1,517	¥ 4,290	¥ 4,540
Interest cost	175	175	522	594
Expected return on plan assets	(689)	(666)	(2,051)	(1,997)
Amortization of prior service credit	(6)	(17)	(19)	(50)
Amortization of net actuarial loss	20	103	58	309
Net periodic pension cost	965	1,112	2,800	3,396
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	928	992	2,741	2,966
Interest cost	523	327	1,533	986
Expected return on plan assets	(1,213)	(1,046)	(3,561)	(3,139)
Amortization of prior service credit	(81)	(85)	(238)	(253)
Amortization of net actuarial loss	4	128	11	383
Amortization of transition obligation	0	0	1	1
Net periodic pension cost	¥ 161	¥ 316	¥ 487	¥ 944